11. Other receivables (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 243,064	$ 229,800
Unexpired
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	26,769	21,931
Past due
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	87,564	108,299
Up to 3 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	75,011	17,024
From 3 to 6 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	5,701	12,062
From 6 to 9 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	2,843	10,053
From 9 to 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	2,729	9,939
To be recovered in more than 12 months
SummaryOfOtherReceivablesLineItems [Line Items]
Other receivables	$ 42,447	$ 50,492